Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Summary of minimum annual rental payments

2012	$145,491
2013	$125,635
2014	$111,981
2015	$92,917
2016	$79,859
Thereafter	$534,461